Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 624,708				$ 628,608	$ 619,717
Impairment charges
Depreciation expense	25,956	27,784	35,333	57,687	107,275	108,473
European Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net					16,700
Fair value of property, plant and equipment					9,400
Impairment charges					$ 7,300
Revenue growth rate					2.00%
Discounted rate					15.00%